Note 38 (Tables)	6 Months Ended
Jun. 30, 2024
Administration Costs [Abstract]
Personnel expense [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	June 2024	June 2023
Wages and salaries		2,731	2,358
Social security costs		486	410
Defined contribution plan expense	24	86	69
Defined benefit plan expense	24	31	23
Other personnel expense		300	221
Total		3,633	3,081

Other administrative expense [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	June 2024	June 2023
Technology and systems	881	799
Communications	132	107
Advertising	199	164
Property, fixtures and materials	284	249
Taxes other than income tax	260	228
Surveillance and cash courier services	125	120
Other expense	587	515
Total	2,467	2,181